Intangible Asset (Tables)	12 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible asset
	As of June 30,
	2020	2021
Production copyright	$2,014,117	$2,204,928
Less: accumulated amortization	(318,902)	(569,607)
	$1,695,215	$1,635,321

Schedule of amortization amount of intangible asset by fiscal years
2022	$220,493
2023	220,493
2024	220,493
2025	220,493
2026	220,493
Thereafter	532,856
Total	$1,635,321